Investments (Changes in Fixed Maturity Securities with Noncredit OTTI Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)
Balance at January 1,	$ (218)	$ (361)
Noncredit OTTI losses recognized	17	60
Securities sold with previous noncredit OTTI loss	53	149
Subsequent changes in estimated fair value	36	(66)
Balance at December 31,	$ (112)	$ (218)